Net Operating Revenue (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Operating Revenue [Line Items]
Gross revenues	R$ 36,776,051	R$ 31,974,106	R$ 29,647,019
PIS/Pasep and Cofins	(2,928,584)	(2,577,655)	(2,477,418)
ICMS (VAT)	(3,592,922)	(3,491,400)	(2,733,900)
Sectorial Charges	(4,134,187)	(3,250,371)	(2,952,146)
Service tax	(3,502)	(3,644)	(4,087)
Net Revenue	26,116,856	22,651,036	21,479,468
Electricity Sales To Final Customers [Member]
Net Operating Revenue [Line Items]
Gross revenues	10,964,004	11,383,852	10,384,872
PIS/Pasep and Cofins	(898,083)
ICMS (VAT)	(1,284,086)
Sectorial Charges	(848,982)
Service tax	0
Net Revenue	7,932,853	8,454,990	7,946,168
Electricity Sales To Distributors [Member]
Net Operating Revenue [Line Items]
Gross revenues	5,449,795	3,674,579	4,235,612
PIS/Pasep and Cofins	(618,859)
ICMS (VAT)	(17,107)
Sectorial Charges	(29,160)
Service tax	0
Net Revenue	4,784,669	3,120,628	3,602,788
Use Of The Main Distribution And Transmission Grid [Member]
Net Operating Revenue [Line Items]
Gross revenues	13,628,888	12,737,940	10,930,593
PIS/Pasep and Cofins	(1,106,495)
ICMS (VAT)	(2,291,682)
Sectorial Charges	(3,256,045)
Service tax	0
Net Revenue	6,974,666	7,048,036	6,002,192
Construction Income [Member]
Net Operating Revenue [Line Items]
Gross revenues	3,303,150	2,550,809	2,333,787
PIS/Pasep and Cofins	0
ICMS (VAT)	0
Sectorial Charges	0
Service tax	0
Net Revenue	3,303,150	2,550,809	2,333,787
Fair Value Of Assets From The Indemnity For The Concession [Member]
Net Operating Revenue [Line Items]
Gross revenues	161,244	82,424	62,167
PIS/Pasep and Cofins	0
ICMS (VAT)	0
Sectorial Charges	0
Service tax	0
Net Revenue	161,244	82,424	62,167
Other Operating Revenue One [Member]
Net Operating Revenue [Line Items]
Gross revenues	681,485	620,778	629,792
PIS/Pasep and Cofins	(65,805)
ICMS (VAT)	(47)
Sectorial Charges	0
Service tax	(3,502)
Net Revenue	612,131	555,869	561,163
Sectorial Financial Assets And Liabilities Result 1 [Member]
Net Operating Revenue [Line Items]
Gross revenues	2,587,485	923,724	1,070,196
PIS/Pasep and Cofins	(239,342)
ICMS (VAT)	0
Sectorial Charges	0
Service tax	0
Net Revenue	R$ 2,348,143	R$ 838,280	R$ 971,203